Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (15,397)	$ (26,657)	$ (28,338)
Adjustments to reconcile net loss to net cash used in operating activities:
Convertible loan interest accrued		163	272
Shares issued in lieu of fees			466
Share based payment – options	1,811	5,173	5,070
Share based payment – warrants			26
Fair value loss on investment	869
Loss on disposal of asset	129
Bonus to be settled in equity		855	13,503
Depreciation	1	8	5
(Gain)/ loss on foreign exchange	(3,183)	(1,899)	237
Options forfeited during the year	(3,221)
Depreciation of right-of-use asset	50	133	86
(Gain)/loss on disposal of right of use asset		(28)
Proceeds from finance lease reclassified as an investing activity		(152)
Cash inflow from taxation	490	1,415
Impairment of SharDNA SPA			296
Gain from disposal of intellectual property			(2,663)
Net (increase) in related party receivables	(1,158)	(88)	(31)
Net (decrease)/increase in related party payables	(1,355)	(685)	1,145
Net (increase)/decrease in operating assets/other receivables	1,002	516	(437)
Net increase/(decrease) in operating liabilities /other liabilities	347	(516)	(972)
Net cash used in operating activities	(19,615)	(21,762)	(11,335)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of PPE		(22)	(3)
Purchase of Act D			(120)
Proceeds from finance lease		152
Investment in Related Party	(2,676)
Purchase of Treasury Shares	(1,320)
Net cash used in Investing activities	(3,996)	130	(123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares			71,157
Proceeds from issuance of convertible loan notes			163
Proceeds from issuance of warrants		129	3,364
Proceeds from issuance of options			939
Repayment of leasing liabilities	(55)	(152)	(277)
Net cash (used in)/provided by financing activities	(55)	(23)	75,346
Net decrease in cash and cash equivalents	(23,666)	(21,655)	63,888
Cash and cash equivalent, beginning of year	42,186	65,824	200
Exchange difference on cash and cash equivalents	(398)	(1,983)	1,736
Cash and cash equivalent, end of year	$ 18,122	$ 42,186	$ 65,824